Exhibit 99.1

World Omni Auto Receivables Trust 2024-A

Monthly Servicer Certificate

October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	926,269,904.30	35,442
Yield Supplement Overcollateralization Amount 09/30/24	74,741,405.84	0
Receivables Balance 09/30/24	1,001,011,310.14	35,442
Principal Payments	35,475,865.02	600
Defaulted Receivables	1,613,451.89	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	70,878,653.15	0
Pool Balance at 10/31/24	893,043,340.08	34,792

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.74%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	10,947,340.19	332
Past Due 61-90 days	4,012,545.47	117
Past Due 91-120 days	712,977.54	28
Past Due 121+ days	0.00	0
Total	15,672,863.20	477

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	1,112,441.61
Aggregate Net Losses/(Gains) - October 2024	501,010.28
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.60%
Prior Net Losses/(Gains) Ratio	0.86%
Second Prior Net Losses/(Gains) Ratio	1.00%
Third Prior Net Losses/(Gains) Ratio	0.52%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.34%

Overcollateralization Target Amount	10,269,998.41
Actual Overcollateralization	10,269,998.41
Weighted Average Contract Rate	6.56%
Weighted Average Contract Rate, Yield Adjusted	10.48%
Weighted Average Remaining Term	52.89

Flow of Funds	$ Amount
Collections	41,957,054.84
Investment Earnings on Cash Accounts	17,879.24
Servicing Fee	(834,176.09)
Transfer to Collection Account	-
Available Funds	41,140,757.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,616,993.78
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	4,134,460.32
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,269,998.41
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,441,318.23

Total Distributions of Available Funds	41,140,757.99

Servicing Fee	834,176.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	915,617,800.40
Principal Paid	32,844,458.73
Note Balance @ 11/15/24	882,773,341.67

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2a
Note Balance @ 10/15/24	135,696,076.76
Principal Paid	13,179,835.53
Note Balance @ 11/15/24	122,516,241.23
Note Factor @ 11/15/24	70.3065771%

Class A-2b
Note Balance @ 10/15/24	202,461,723.64
Principal Paid	19,664,623.20
Note Balance @ 11/15/24	182,797,100.44
Note Factor @ 11/15/24	70.3065771%

Class A-3
Note Balance @ 10/15/24	434,260,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	434,260,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-4
Note Balance @ 10/15/24	87,890,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	87,890,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	36,870,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	36,870,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	18,440,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	18,440,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,854,981.03
Total Principal Paid	32,844,458.73
Total Paid	36,699,439.76

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	571,054.32
Principal Paid	13,179,835.53
Total Paid to A-2a Holders	13,750,889.85

Class A-2b
SOFR Rate	5.00981%
Coupon	5.34981%
Interest Paid	932,696.79
Principal Paid	19,664,623.20
Total Paid to A-2b Holders	20,597,319.99

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1443052
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.7894967
Total Distribution Amount	29.9338019

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.2770247
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	75.6331661
Total A-2a Distribution Amount	78.9101908

A-2b Interest Distribution Amount	3.5872953
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	75.6331662
Total A-2b Distribution Amount	79.2204615

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	125.88
Noteholders' Third Priority Principal Distributable Amount	561.43
Noteholders' Principal Distributable Amount	312.69

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	3,072,738.16
Investment Earnings	12,368.40
Investment Earnings Paid	(12,368.40)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16